Shareholder Fees {- Fidelity Municipal Income Fund}	Mar. 01, 2022 USD ($)
12.31 Fidelity Municipal Income Fund PRO-09 | Fidelity Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none